Maturity analysis for financial assets held for managing liquidity risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	₩ 489,102,101	₩ 448,209,095
Cash and due from banks
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		22,738,482
Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	17,408,710
Trading assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		28,472,987
Due from banks at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	876,709
Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	1,229,938
Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	41,448,653
Financial assets designated at FVTPL(IAS39)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		3,579,204
Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		306,856,061
Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	336,320,992
AFS financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		42,124,670
Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	38,320,353
HTM financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		32,286,741
Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	36,599,579
Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	16,897,167	12,150,950
Less than 1 month | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	138,082,874	127,438,442
Less than 1 month | Cash and due from banks
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		19,576,010
Less than 1 month | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	14,451,366
Less than 1 month | Trading assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		27,327,076
Less than 1 month | Due from banks at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	115,476
Less than 1 month | Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	290,724
Less than 1 month | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	36,043,891
Less than 1 month | Financial assets designated at FVTPL(IAS39)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		2,819,112
Less than 1 month | Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		29,831,671
Less than 1 month | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	34,025,588
Less than 1 month | AFS financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		37,273,740
Less than 1 month | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	37,519,813
Less than 1 month | HTM financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		153,833
Less than 1 month | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	505,417
Less than 1 month | Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	15,130,599	10,457,000
1~3 months | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	37,008,039	36,252,917
1~3 months | Cash and due from banks
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		868,907
1~3 months | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	796,510
1~3 months | Trading assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		627,936
1~3 months | Due from banks at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	131,712
1~3 months | Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	388,218
1~3 months | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	41,287
1~3 months | Financial assets designated at FVTPL(IAS39)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		35,001
1~3 months | Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		34,176,546
1~3 months | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	34,254,065
1~3 months | AFS financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		352,098
1~3 months | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	12,093
1~3 months | HTM financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		178,514
1~3 months | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	1,378,525
1~3 months | Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	5,629	13,915
3~6 months | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	47,158,677	44,756,874
3~6 months | Cash and due from banks
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		945,027
3~6 months | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	905,259
3~6 months | Trading assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		247,905
3~6 months | Due from banks at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	518,109
3~6 months | Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	42,550
3~6 months | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	35,677
3~6 months | Financial assets designated at FVTPL(IAS39)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		91,487
3~6 months | Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		43,120,328
3~6 months | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	45,151,571
3~6 months | AFS financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		20,013
3~6 months | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	5,145
3~6 months | HTM financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		309,115
3~6 months | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	481,193
3~6 months | Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	19,173	22,999
6 months ~ 1 year | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	72,871,168	69,407,486
6 months ~ 1 year | Cash and due from banks
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		1,290,451
6 months ~ 1 year | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	1,196,790
6 months ~ 1 year | Trading assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		54,631
6 months ~ 1 year | Due from banks at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	105,359
6 months ~ 1 year | Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	201,591
6 months ~ 1 year | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	403,849
6 months ~ 1 year | Financial assets designated at FVTPL(IAS39)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		20,097
6 months ~ 1 year | Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		63,496,597
6 months ~ 1 year | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	68,239,781
6 months ~ 1 year | AFS financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		2,472,184
6 months ~ 1 year | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	20,291
6 months ~ 1 year | HTM financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		1,672,095
6 months ~ 1 year | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	2,270,447
6 months ~ 1 year | Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	433,060	401,431
1~5 years | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	105,013,162	93,382,590
1~5 years | Cash and due from banks
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		8,320
1~5 years | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	1,526
1~5 years | Trading assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		183,577
1~5 years | Due from banks at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	6,053
1~5 years | Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	257,873
1~5 years | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	1,572,268
1~5 years | Financial assets designated at FVTPL(IAS39)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		364,898
1~5 years | Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		76,247,244
1~5 years | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	87,760,434
1~5 years | AFS financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		408,106
1~5 years | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	255,091
1~5 years | HTM financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		15,018,937
1~5 years | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	15,067,164
1~5 years | Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	92,753	1,151,508
More than 5 years | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	88,968,181	76,970,786
More than 5 years | Cash and due from banks
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		49,767
More than 5 years | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	57,259
More than 5 years | Trading assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		31,862
More than 5 years | Due from banks at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	0
More than 5 years | Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	48,982
More than 5 years | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	3,351,681
More than 5 years | Financial assets designated at FVTPL(IAS39)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		248,609
More than 5 years | Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		59,983,675
More than 5 years | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	66,889,553
More than 5 years | AFS financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		1,598,529
More than 5 years | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	507,920
More than 5 years | HTM financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows		14,954,247
More than 5 years | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	16,896,833
More than 5 years | Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	₩ 1,215,953	₩ 104,097